UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2010

Date of Reporting Period: 09/30/2010

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 09/30/2010

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
----------	----------	--------	-----------

COMMERCIAL PAPER -- 86.08%
$1,000,000	NetJets Inc.	10/01/2010	0.21%	$1,000,000
900,000	Prudential Funding, LLC	10/01/2010	0.24%	900,000
1,075,000	Archer-Daniels-Midland Company	10/04/2010	0.20%	1,074,982
1,465,000	Prudential Funding, LLC	10/04/2010	0.24%	1,464,971
250,000	Hewlett-Packard Company	10/05/2010	0.20%	249,994
500,000	Hewlett-Packard Company	10/05/2010	0.21%	499,989
875,000	John Deere Credit Limited	10/05/2010	0.21%	874,980
500,000	Nordea North America Inc.	10/05/2010	0.22%	499,988
250,000	Sigma-Aldrich Corporation	10/05/2010	0.18%	249,995
113,000	American Honda Finance Corporation	10/06/2010	0.21%	112,997
750,000	Nestle Capital Corporation	10/06/2010	0.33%	749,966
500,000	Nordea North America Inc.	10/06/2010	0.21%	499,985
675,000	Wisconsin Gas Company	10/06/2010	0.23%	674,978
1,335,000	Wisconsin Gas Company	10/06/2010	0.23%	1,334,957
735,000	Wisconsin Gas Company	10/06/2010	0.24%	734,976
150,000	Bank of Nova Scotia New York Agency (The)	10/07/2010	0.21%	149,995
835,000	Covidien International Finance S.A.	10/07/2010	0.33%	834,954
1,500,000	Covidien International Finance S.A.	10/07/2010	0.33%	1,499,918
1,500,000	Covidien International Finance S.A.	10/08/2010	0.33%	1,499,904
1,250,000	BNP Paribas Finance Inc.	10/12/2010	0.26%	1,249,901
517,000	Prudential Funding, LLC	10/12/2010	0.28%	516,956
1,000,000	Sigma-Aldrich Corporation	10/12/2010	0.20%	999,939
2,000,000	Franklin Resources, Inc.	10/13/2010	0.22%	1,999,853
1,125,000	Hewlett-Packard Company	10/13/2010	0.20%	1,124,925
200,000	Nordea North America Inc.	10/14/2010	0.23%	199,983
875,000	Prudential Funding, LLC	10/15/2010	0.23%	874,922
590,000	Merck & Co., Inc.	10/18/2010	0.22%	589,939
750,000	Archer-Daniels-Midland Company	10/19/2010	0.20%	749,925
1,500,000	BNP Paribas Finance Inc.	10/19/2010	0.26%	1,499,805
535,000	JPMorgan Chase & Co.	10/19/2010	0.20%	534,946
550,000	John Deere Bank S.A.	10/21/2010	0.22%	549,933
850,000	John Deere Credit Limited	10/21/2010	0.22%	849,896
1,160,000	Bank of America Corporation	10/22/2010	0.24%	1,159,837
380,000	Bank of Nova Scotia New York Agency (The)	10/22/2010	0.20%	379,956
2,000,000	Wal-Mart Stores, Inc.	10/25/2010	0.21%	1,999,720
550,000	BASF SE	10/26/2010	0.22%	549,916
1,500,000	John Deere Credit Limited	10/26/2010	0.22%	1,499,771
2,000,000	Nordea North America Inc.	10/26/2010	0.23%	1,999,681
445,000	Nordea North America Inc.	10/26/2010	0.21%	444,935
117,000	Nordea North America Inc.	10/26/2010	0.21%	116,983
400,000	Wal-Mart Stores, Inc.	10/27/2010	0.20%	399,942
1,000,000	Coca-Cola Company (The)	10/29/2010	0.32%	999,751
530,000	Merck & Co., Inc.	10/29/2010	0.22%	529,909
2,150,000	Bank of Nova Scotia New York Agency (The)	11/01/2010	0.21%	2,149,611
1,235,000	Deutsche Bank Financial LLC	11/03/2010	0.21%	1,234,762
1,500,000	Proctor & Gamble Company (The)	11/03/2010	0.26%	1,499,642
415,000	Wal-Mart Stores, Inc.	11/08/2010	0.21%	414,908
1,000,000	Wal-Mart Stores, Inc.	11/09/2010	0.21%	999,772
250,000	ConocoPhillips Qatar Funding Ltd.	11/12/2010	0.25%	249,927
2,000,000	JPMorgan Chase & Co.	11/15/2010	0.23%	1,999,425
300,000	Proctor & Gamble Company (The)	11/18/2010	0.27%	299,892
2,000,000	Prudential plc	11/19/2010	0.40%	1,998,911
1,725,000	Prudential plc	11/19/2010	0.32%	1,724,249
750,000	Coca-Cola Company (The)	11/22/2010	0.23%	749,751
1,425,000	General Electric Capital Corporation	11/22/2010	0.25%	1,424,486
1,250,000	General Electric Capital Corporation	11/22/2010	0.25%	1,249,549
2,000,000	Coca-Cola Company (The)	12/01/2010	0.41%	1,998,644
1,250,000	Deutsche Bank Financial LLC	12/01/2010	0.26%	1,249,449
1,500,000	Novartis Securities Investment Ltd.	12/01/2010	0.24%	1,499,390
2,000,000	General Re Corporation	12/02/2010	0.25%	1,999,139
500,000	General Re Corporation	12/02/2010	0.25%	499,785
950,000	Proctor & Gamble Company (The)	12/02/2010	0.25%	949,591
1,000,000	Harvard University, Massachusetts	12/06/2010	0.23%	999,578
340,000	Harvard University, Massachusetts	12/06/2010	0.23%	339,857
390,000	Harvard University, Massachusetts	12/06/2010	0.24%	389,828
100,000	Bank of America Corporation	12/07/2010	0.26%	99,952
1,000,000	Proctor & Gamble Company (The)	12/07/2010	0.23%	999,572
625,000	Bank of Nova Scotia New York Agency (The)	12/14/2010	0.25%	624,679
390,000	Bank of Nova Scotia New York Agency (The)	12/14/2010	0.25%	389,800
1,250,000	Shell International Finance B. V.	01/03/2011	0.45%	1,248,532
1,250,000	Shell International Finance B. V.	01/04/2011	0.45%	1,248,516
				-----------
	TOTAL COMMERCIAL PAPER			67,260,050
				-----------

U.S. GOVERNMENT AND AGENCY SECURITIES -- 13.77%

1,475,000	Federal Home Loan Mortgage Corporation	10/19/2010	0.25%	1,474,815
775,000	Federal Home Loan Mortgage Corporation	10/26/2010	0.25%	774,865
4,000,000	U.S. Treasury Note	11/30/2010	0.23%	4,006,704
3,000,000	U.S. Treasury Bill	12/02/2010	0.22%	2,998,863
1,500,000	U.S. Treasury Note	12/31/2010	0.26%	1,502,267
				-----------
	TOTAL U.S. GOVERNMENT AND AGENCY SEcURITIES			10,757,514
				-----------

FIXED RATE CORPORATE NOTE -- 0.08%
68,000	John Deere Capital Corporation
	Medium-Term Notes, Series D	10/15/2010	0.68%	68,110
				-----------

VARIABLE RATE SECURITY -- 0.04%
32,461	American Family Financial Services, Inc.(1)	10/01/2010	0.10%	32,461
				-----------

	TOTAL SECURITY HOLDINGS - 99.97%			78,118,135
				-----------
	OTHER ASSETS, NET OF LIABILITIES - 0.03%			20,740
				-----------
	TOTAL NET ASSETS			$78,138,875
				-----------
				-----------
(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

% OF NET ASSETS

As of September 30, 2010, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - None	$
Level 2 -
Commercial Paper	67,260,050
U.S. Government and Agency Securities	10,757,514
Fixed Rate Corporate Note	68,110
Variable Rate Security	32,461
Level 3 - Significant Unobservable Inputs	-
-----------
Total	$78,118,135
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 11/10/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 11/10/2010

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/10/2010